Variable Interest Entities	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities	Variable Interest Entities
We hold ownership interests in and consolidate the following variable interest entities (“VIEs”):

Name of subsidiary	% Ownership held by the Company
Lottoitalia S.r.l. (“Lottoitalia”)	61.50%
Lotterie Nazionali S.r.l. (“LN”)	64.00%
Northstar New Jersey Lottery Group, LLC (“Northstar NJ”) (1)	72.00%
(1) Northstar New Jersey Holding Company LLC, of which we are a 90.70% shareholder, holds the 72.00% ownership in Northstar NJ.
Lottoitalia holds a license to operate the Lotto game in Italy through November 2034. LN holds a license to operate the Scratch & Win instant lottery game in Italy through September 2028. Northstar NJ manages a wide range of the lottery’s day-to-day operations in the State of New Jersey, as well as provides marketing and sales services under a license valid through June 2029.

We are the principal operating partner fulfilling the requirements under the licenses held by the VIEs. As such, we have the power to direct the activities that significantly affect the VIEs’ economic performance, along with the right to receive benefits or the obligation to absorb losses that could potentially be significant to the VIEs. As a result, we concluded we are the primary beneficiary of the VIEs and they have been consolidated. Accordingly, the balance sheet and operating activity of the VIEs are included in our Consolidated Financial Statements and we adjust the net income in our Consolidated Statements of Operations to exclude the non-controlling interests’ proportionate share of results. We present the proportionate share of non-controlling interests as equity in the Consolidated Balance Sheets.

The carrying amounts and classification of these VIEs’ assets and liabilities in our Consolidated Balance Sheets at December 31, 2025 and 2024 are as follows:

	December 31,
($ in millions)	2025	2024
Current assets	1,476	1,240
Non-current assets	2,963	510
Total assets	4,439	1,750

Total liabilities	2,550	753
The balances presented above are net of intercompany balances and transactions that are eliminated in our Consolidated Financial Statements.
Additionally, Brightstar is part of three VIE consortiums, each of which we are not the primary beneficiary.
Brightstar holds a 50.00% ownership interest in SP Loterias SPE S.A. (“SPL”), a Brazilian joint venture formed in July 2025 after the award of an exclusive 15-year license to operate draw-based, instants, and passive lottery in the State of Sao Paolo, Brazil. In December 2025, in connection with the award of the license, both parties to the joint venture equally funded the upfront fee as required by the terms of the license ($53 million for Brightstar). No other assets or liabilities exist as of December 31, 2025.
Brightstar holds a 50.00% ownership interest in a consortium, Mineria da Sorte Loteria SPE LTDA (“Brazil Lottery”), formed in June 2023, which holds an exclusive 20-year license to operate instants and passive lottery in the State of Minas Gerais, Brazil.
Brightstar continues to hold a 60.00% ownership interest in Rhode Island VLT Company LLC (“RI VLT”). The RI VLT consortium holds the exclusive technology provider license in the State of Rhode Island through June 2043. In connection with sale of IGT Gaming, Brightstar deconsolidated the RI VLT for a $79 million gain, which is classified in gain on sale of discontinued operations, net of tax in the Consolidated Statements of Operations for the year-ended December 31, 2025. Refer to Note 3. Discontinued Operations and Assets Held for Sale.
As of December 31, 2025, these consortiums were unconsolidated and accounted for under the equity method.